UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-568
                                   -------

The Value Line Fund, Inc.
--------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2003
                         -----------------

Date of reporting period: June 30, 2003
                          -------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

Item 2.  Code of Ethics
-------  --------------

         Not applicable.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         Not applicable.

Item 9.  Controls and Procedures.
-------  ------------------------

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

          (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.
--------  ---------

          (a)  Not applicable.

          (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                   Exhibit 99.CERT.

               (2) Certification pursuant to Section 906 of the Sarbanes-Oxley
                   Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       -----------------------
       Jean B. Buttner, President


Date: August 29, 2003
      ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       -----------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       -----------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: August 29, 2003
      ------------------------

--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 JUNE 30, 2003
--------------------------------------------------------------------------------


                                 THE VALUE LINE

                                   FUND, INC.


                               [LOGO] VALUE LINE
                                    NO-LOAD
                                     MUTUAL
                                     FUNDS


INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Nancy L. Bendig
                       VICE PRESIDENT
                       Brett Mitstifer
                       VICE PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.


THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #526701

THE VALUE LINE FUND, INC.

                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

Equity market returns over the first half of 2003, particularly since the lows of mid-March, have been strong. During January and February, the threat of war with Iraq had a dampening effect on the market. However, with the fighting and bombing that marked the inception of the war on March 19th, the uncertainty that Wall Street finds so unsettling was eliminated. Thus began a rally that was further fueled by the short length of the war, which appeased those who were worried about the economic impact of a protracted engagement.

For the first half of 2003, the Fund returned 8.49% versus 11.76% for the S&P 500(1).

As of June 30, 2003, the portfolio remained more heavily invested in consumer discretionary stocks -- particularly retailers and homebuilders -- than the S&P
500. Earnings growth in this group has been strong, which reflects the powerful boost the consumer has provided to the economy during this multi-year bear market. While our concentration in retailing stocks was beneficial during the first quarter of 2003, many of these stocks suffered during the June quarter as investors questioned whether the consumer would continue to spend in the face of ongoing job cuts and a lackluster economy. The portfolio was also overweighted in the health care sector, as many names in this group have shown above-average growth rates. Here, we saw stock gains in the pharmaceutical, biotechnology, pharmacy benefit manager and managed care companies. The portfolio was less invested than its benchmark in those industries that are less favored by our Timeliness Ranking System. As a case in point, we had limited exposure to technology, both information technology and telecommunications services, which was clearly a hindrance as we saw many companies in these sectors produce large gains during the spring rally. However, the improvement in earnings necessary to move stocks in this group higher in the Timeliness Ranking System has not yet materialized; that is, stock prices have increased in advance of earnings growth, precluding us from participating more fully in the technology sector.

In terms of positioning the portfolio, we believe that a recovery in the economy -- however slowly that may unfold -- will buoy sectors beyond those dependent upon the consumer. Therefore, we will be making a concerted effort to continue shifting assets from the overweighted consumer discretionary area to the currently underweighted industrials and information technology sectors as they move up in the Value Line Timeliness Ranking System. These groups should benefit as corporations begin to spend again.

First-quarter results were generally better than expected, and since then, there have been some signs that business activity is no longer declining. In the second quarter, upside earnings surprises were more prevalent than downward surprises. Revenue growth, however, remained somewhat elusive. Instead, improvements in profitability appear to be a function of the widespread business belt-tightening that we have seen over the past few years. Nonetheless, the potential for corporate profits in the future looks promising. That is, corporations have become so lean and cost-efficient that they should realize significant gains in a more favorable economic environment.

We thank you for your continued confidence in Value Line.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                CHAIRMAN AND PRESIDENT
August 22, 2003

--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ
    NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET.
    THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR
    TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
--------------------------------------------------------------------------------
2

                                                       THE VALUE LINE FUND, INC.

FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which had been proceeding at an uninspiring pace for the better part of two years, showed a bit more spirit in the second quarter of this year, as the nation's gross domestic product increased at a modest 2.4% rate, pushed forward by a selective recovery in manufacturing, by strong housing demand, and by improving retail sales. True, there were still pockets of weakness around, most notably in the employment area, where non-farm payrolls declined further and the unemployment rate climbed above 6%. Overall, though, the economic picture at the end of the opening half was a lot brighter than it had been at the start of the year, when talk of a possible double-dip recession was still being heard.

Now, as we make our way through the second half of 2003, we are starting to see evidence of a further improvement in business activity, with both the retail and manufacturing sectors strengthening even more, albeit still selectively, while housing remains resilient. The weak link in the recovery chain is still the employment situation, which, at best, is starting to show signs of stability following months of steady erosion. The ongoing support of the Federal Reserve, which continues to maintain its low-interest-rate policies, along with the earlier passage of a tax cut and fiscal stimulus package, should provide the additional help needed by the economy to push GDP growth up into the 3.5% to 4% range during the second half of the year.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery trail over the next several years, some increase in pricing pressures may emerge. Absent a stronger long-term business recovery than we now envision, or a resumption of the earlier sharp rise in oil and gas prices stemming from a surprisingly long conflict in the Middle East, inflation should remain in check through the latter years of this decade. Long-term interest rates, which have moved higher recently, as the economy has perked up, should stabilize at modestly higher levels over the next several years.

PERFORMANCE DATA:**

                                  AVERAGE ANNUAL   GROWTH OF AN ASSUMED
                                   TOTAL RETURN    INVESTMENT OF $10,000
                                 ---------------- ----------------------
 1 year ended 6/30/03 ..........       -7.05%             $ 9,295
 5 years ended 6/30/03 .........       -4.01%             $ 8,148
10 years ended 6/30/03 .........        5.65%             $17,322

--------------------------------------------------------------------------------
** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL
   GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA DO
   NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

PORTFOLIO HIGHLIGHTS AT JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                        VALUE      PERCENTAGE
ISSUE                                      SHARES  (IN THOUSANDS) OF NET ASSETS
-------------------------------------------------------------------------------
Amgen Inc. ...........................    115,000      $7,703          3.6%
Citigroup, Inc. ......................    150,000       6,420          3.0
Fifth Third Bancorp ..................    109,500       6,279          2.9
Pfizer, Inc. .........................    182,500       6,232          2.9
Harley-Davidson, Inc. ................    150,000       5,979          2.8
Kohl's Corp. .........................    107,000       5,498          2.6
General Electric Co. .................    187,500       5,377          2.5
HCA, Inc. ............................    166,500       5,335          2.5
Bed Bath & Beyond Inc. ...............    135,500       5,259          2.4
American International Group, Inc. ...     94,000       5,187          2.4

FIVE LARGEST INDUSTRY CATEGORIES
                                                   VALUE          PERCENTAGE
INDUSTRY                                      (IN THOUSANDS)     OF NET ASSETS
------------------------------------------------------------------------------
Medical Supplies .........................       $ 19.011             8.8%
Financial Services - Diversified .........         14,439             6.7
Computer Software & Services .............         12,815             5.9
Retail Store .............................         12,542             5.8
Medical Services .........................         11,036             5.1

FIVE LARGEST NET SECURITY PURCHASES*
                                                        COST
ISSUE                                              (IN THOUSANDS)
-----------------------------------------------   ---------------
Microsoft Corp. ...............................        $4,489
Omnicom Group, Inc. ...........................         3,278
Federal National Mortgage Association .........         3,017
Noble Corporation .............................         2,206
Staples, Inc. .................................         2,156

FIVE LARGEST NET SECURITY SALES*

                                       PROCEEDS
ISSUE                               (IN THOUSANDS)
--------------------------------   ---------------
Bed Bath & Beyond Inc. .........        $4,678
Amgen Inc. .....................         3,127
Walgreen Co. ...................         3,019
Costco Wholesale Corp. .........         2,304
eBay, Inc. .....................         1,951

* FOR THE SIX MONTH PERIOD ENDED 6/30/03
--------------------------------------------------------------------------------
4

                                                       THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2003
--------------------------------------------------------------------------------
                                                       VALUE
   SHARES                                         (IN THOUSANDS)
-----------                                     -----------------
COMMON STOCKS (92.7%)
             ADVERTISING (1.5%)
   45,500    Omnicom Group, Inc ................... $3,262
             AEROSPACE/DEFENSE (1.5%)
   44,000    General Dynamics Corp. ...............  3,190
             BANK (2.5%)
   44,000    Wells Fargo & Co .....................  2,218
   62,500    Zions Bancorporation .................  3,163
                                                    ------
                                                     5,381
             BANK -- MIDWEST (4.3%)
  109,500    Fifth Third Bancorp ..................  6,279
  120,000    U.S. Bancorp .........................  2,940
                                                    ------
                                                     9,219
             BEVERAGE --
             ALCOHOLIC (1.0%)
   40,500    Anheuser-Busch Companies, Inc. .......  2,068
             BEVERAGE --
             SOFT DRINK (2.5%)
   67,500    Coca-Cola Co. ........................  3,133
   49,000    PepsiCo, Inc. ........................  2,180
                                                    ------
                                                     5,313
             BIOTECHNOLOGY (3.6%)
  115,000    Amgen Inc.* ..........................  7,703
             BUILDING MATERIALS (0.8%)
   40,500    Jacobs Engineering Group, Inc.* ......  1,707
             CHEMICAL --
             SPECIALTY (1.5%)
   59,000    Airgas, Inc. .........................    988
   69,500    International Flavors &
             Fragrances, Inc. .....................  2,219
                                                    ------
                                                     3,207

                                                     VALUE
   SHARES                                        (IN THOUSANDS)
-----------                                    -----------------
             COMPUTER &
             PERIPHERALS (2.0%)
   68,500    Dell Computer Corp.* ................. $2,189
   25,000    International Business Machines
             Corp. ................................  2,063
                                                    ------
                                                     4,252
             COMPUTER SOFTWARE &
             SERVICES (5.9%)
   34,000    Adobe Systems, Inc. ..................  1,090
   25,500    First Data Corp. .....................  1,057
  112,500    Fiserv, Inc.* ........................  4,006
  174,500    Microsoft Corp. ......................  4,469
   50,000    Symantec Corp.* ......................  2,193
                                                    ------
                                                    12,815
             DIVERSIFIED
             COMPANIES (0.5%)
   16,000    Danaher Corp. ........................  1,089
             DRUG (3.9%)
   39,000    Forest Laboratories, Inc.* ...........  2,135
  182,500    Pfizer, Inc. .........................  6,232
                                                    ------
                                                     8,367
             EDUCATIONAL
             SERVICES (1.0%)
   41,300    Education Management Corp.* ..........  2,196
             ELECTRICAL
             EQUIPMENT (2.5%)
  187,500    General Electric Co. .................  5,377
             ENTERTAINMENT
             TECHNOLOGY (1.4%)
   40,000    Electronic Arts Inc.* ................  2,960
             FINANCIAL SERVICES --
             DIVERSIFIED (6.7%)
   94,000    American International
             Group, Inc. ..........................  5,187
  150,000    Citigroup, Inc. ......................  6,420
   42,000    Federal National Mortgage
             Association. .........................  2,832
                                                    ------
                                                    14,439

--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                         VALUE
   SHARES                                            (IN THOUSANDS)
-----------                                        -----------------
             GROCERY (0.5%)
   22,000    Whole Foods Market, Inc.* ................. $1,046
             HOME APPLIANCE (1.0%)
   34,500    Whirlpool Corp. ...........................  2,198
             HOMEBUILDING (2.9%)
   42,500    KB Home ...................................  2,634
   20,000    Lennar Corp. Class "A" ....................  1,430
    2,000    Lennar Corp. Class "B" ....................    137
   35,200    Pulte Homes, Inc. .........................  2,171
                                                         ------
                                                          6,372
             HOUSEHOLD
             PRODUCTS (2.5%)
   35,500    Colgate-Palmolive Co. .....................  2,057
   37,500    Procter & Gamble Co. (The) ................  3,344
                                                         ------
                                                          5,401
             INDUSTRIAL SERVICES (0.7%)
   56,500    Kroll, Inc.*. .............................  1,529
             INSURANCE -- PROPERTY/
             CASUALTY (0.8%)
   22,000    Everest Re Group, Ltd. ....................  1,683
             MEDICAL SERVICES (5.1%)
  166,500    HCA, Inc. .................................  5,335
   70,600    Laboratory Corp. of America
             Holdings* .................................  2,129
   85,000    Oxford Health Plans, Inc.* ................  3,572
                                                         ------
                                                         11,036
             MEDICAL SUPPLIES (8.8%)
   93,000    Biomet, Inc. ..............................  2,665
   35,000    Cardinal Health, Inc. .....................  2,251
   70,500    Fisher Scientific International,
             Inc.* .....................................  2,460
  100,000    Johnson & Johnson .........................  5,170
  100,000    Medtronic, Inc. ...........................  4,797
   29,000    St. Jude Medical, Inc.* ...................  1,668
                                                         ------
                                                         19,011

                                                         VALUE
   SHARES                                            (IN THOUSANDS)
-----------                                        -----------------
             NATURAL GAS --
             DIVERSIFIED (0.5%)
   19,500    Kinder Morgan, Inc. ....................... $1,066
             OFFICE EQUIPMENT &
             SUPPLIES (0.9%)
  108,000    Staples, Inc.* ............................  1,982
             OILFIELD SERVICES/
             EQUIPMENT (1.9%)
   53,000    BJ Services Co.* ..........................  1,980
   60,000    Noble Corporation* ........................  2,058
                                                         ------
                                                          4,038
             PETROLEUM --
             PRODUCING (1.0%)
   34,000    Apache Corp. ..............................  2,212
             PHARMACY
             SERVICES (1.3%)
   40,000    Express Scripts, Inc. Class "A"* ..........  2,728
             RAILROAD (0.8%)
   94,000    Norfolk Southern Corp. ....................  1,805
             RECREATION (3.6%)
  150,000    Harley-Davidson, Inc. .....................  5,979
  100,000    Mattel, Inc. ..............................  1,892
                                                         ------
                                                          7,871
             RESTAURANT (0.6%)
   33,500    Cheesecake Factory,
             Incorporated (The)* .......................  1,202
             RETAIL BUILDING
             SUPPLY (3.4%)
   67,000    Home Depot, Inc. (The) ....................  2,219
  120,000    Lowe's Companies, Inc. ....................  5,154
                                                         ------
                                                          7,373

--------------------------------------------------------------------------------
6

                                                       THE VALUE LINE FUND, INC.

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
                                                    VALUE
  SHARES                                        (IN THOUSANDS)
----------                                     ---------------
            RETAIL -- SPECIAL
            LINES (4.1%)
 84,500     Abercrombie & Fitch Co.
            Class "A"* .......................    $  2,401
135,500     Bed Bath & Beyond Inc.* ..........       5,259
 59,500     Gap, Inc. (The) ..................       1,116
                                                  --------
                                                     8,776
            RETAIL STORE (5.8%)
 60,500     Costco Wholesale Corp.* ..........       2,214
107,000     Kohl's Corp.* ....................       5,498
 90,000     Wal-Mart Stores, Inc. ............       4,830
                                                  --------
                                                    12,542
            THRIFT (1.4%)
 75,000     Washington Mutual, Inc. ..........       3,098
            TOBACCO (1.0%)
 49,300     Altria Group, Inc. ...............       2,240
            TOILETRIES &
            COSMESTICS (1.0%)
 36,000     Avon Products, Inc. ..............       2,239
                                                  --------
            TOTAL COMMON STOCKS
            AND TOTAL INVESTMENT
            SECURITIES (92.7%)
            (COST $152,448,000) ..............     199,993
                                                   -------
                                                                 VALUE
   PRINCIPAL                                                  (IN THOUSANDS
    AMOUNT                                                   EXCEPT PER SHARE
(IN THOUSANDS)                                                   AMOUNT)
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.7%)
(INCLUDING ACCRUED INTEREST)
    $10,700                        Collateralized by $8,758,000
                                     U.S. Treasury Bonds
                                     6.25%, due 8/15/23,
                                     with a value of
                                     $10,934,000 (with UBS
                                     Warburg LLC, 1.10%,
                                     dated 6/30/03, due
                                     7/1/03, delivery
                                     value $10,700,327) ........... $ 10,700
      3,800                        Collateralized by $2,750,000
                                     U.S. Treasury Bonds 14%,
                                     due 11/15/11, with a value
                                     of $3,884,000 (with
                                     Morgan Stanley, 0.94%,
                                     dated 6/30/03, due 7/1/03,
                                     delivery value
                                     $3,800,099) ..................    3,800
                                                                    --------
                                   TOTAL REPURCHASE
                                     AGREEMENTS
                                     (COST $14,500,000)............   14,500
                                                                    --------
CASH AND OTHER ASSETS
LESS LIABILITIES (0.6%) .........................................      1,374
                                                                    --------
NET ASSETS (100.0%) .............................................   $215,867
                                                                    ========
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE
 PER OUTSTANDING SHARE
 ($215,867,073 \D 14,557,567
 SHARES OF CAPITAL STOCK OUTSTANDING) ...........................   $  14.83
                                                                    ========

* NON-INCOME PRODUCING

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                             STATEMENT OF OPERATIONS FOR THE
AT JUNE 30, 2003 (UNAUDITED)                                    SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                              (IN THOUSANDS
                                             EXCEPT PER SHARE
                                                 AMOUNT)                                                        (IN THOUSANDS)
                                            -----------------                                                  ---------------
ASSETS:                                                         INVESTMENT INCOME:
Investment securities, at value                                 Dividends ..................................      $    778
   (Cost - $152,448) ........................    $199,993       Interest ...................................           160
Repurchase agreements                                                                                             --------
   (Cost - $14,500) .........................      14,500         Total Income .............................           938
Cash ........................................          73                                                         --------
Receivable for securities sold ..............       5,623       EXPENSES:
Dividends receivable ........................         161       Advisory fee ...............................           686
Receivable for capital shares sold ..........          37       Service and distribution plan fees .........           254
Prepaid insurance and registration fees .....          20       Transfer agent fees ........................            67
                                                 --------       Auditing and legal fees ....................            30
  TOTAL ASSETS ..............................     220,407       Printing ...................................            21
                                                 --------       Custodian fees .............................            20
LIABILITIES:                                                    Postage ....................................            17
Payable for securities purchased ............       4,283       Registration and filing fees ...............            12
Payable for capital shares repurchased ......          44       Directors' fees and expenses ...............            10
Accrued expenses:                                               Telephone ..................................            10
  Advisory fee ..............................         119       Insurance, dues and other ..................             9
  Service and distribution plan fees                                                                              --------
     payable ................................          44            Total Expenses Before Custody
  Other .....................................          50               Credits ............................         1,136
                                                 --------            Less: Custody Credits .................            (1)
  TOTAL LIABILITIES .........................       4,540                                                         --------
                                                 --------            Net Expenses ..........................         1,135
NET ASSETS ..................................    $215,867                                                         --------
                                                 ========       NET INVESTMENT LOSS ........................          (197)
NET ASSETS CONSIST OF:                                                                                            --------
Capital stock, at $1.00 par value                               NET REALIZED AND UNREALIZED GAIN
   (authorized 50,000,000, outstanding                             ON INVESTMENTS:
   14,557,567 shares) .......................    $ 14,558            Net Realized Gain .....................        11,150
Additional paid-in capital ..................     147,457            Change in Net Unrealized
Accumulated net investment loss .............        (197)              Appreciation .......................         5,706
Undistributed net realized gain                                                                                   --------
   on investments ...........................       6,504       NET REALIZED GAIN AND CHANGE
Net unrealized appreciation of                                     IN NET UNREALIZED APPRECIATION
   investments ..............................      47,545          ON INVESTMENTS ..........................        16,856
                                                 --------                                                         --------
NET ASSETS ..................................    $215,867       NET INCREASE IN NET ASSETS FROM
                                                 ========          OPERATIONS ..............................      $ 16,659
NET ASSET VALUE, OFFERING AND                                                                                     ========
   REDEMPTION PRICE PER OUTSTANDING
   SHARE ($215,867,073 - 14,557,567
   SHARES OUTSTANDING) ......................    $ 14.83
                                                 =======

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8

                                                       THE VALUE LINE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS FOR THE
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED         YEAR ENDED
                                                                   JUNE 30, 2003    DECEMBER 31,
                                                                    (UNAUDITED)         2002
                                                                  ---------------  -------------
                                                                          (IN THOUSANDS)
OPERATIONS:
 Net investment loss ............................................    $    (197)     $     (790)
 Net realized gain (loss) on investments ........................       11,150          (4,404)
 Change in net unrealized appreciation ..........................        5,706         (68,950)
                                                                     ---------      ----------
 Net increase (decrease) in net assets from operations ..........       16,659         (74,144)
                                                                     ---------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions .................           --          (2,007)
                                                                     ---------      ----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ...................................       30,233          87,992
 Proceeds from reinvestment of distributions to shareholders ....           --           1,895
 Cost of shares repurchased .....................................      (37,363)       (110,432)
                                                                     ---------      ----------
 Decrease from capital share transactions .......................       (7,130)        (20,545)
                                                                     ---------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................        9,529         (96,696)
NET ASSETS:
 Beginning of period ............................................      206,338         303,034
                                                                     ---------      ----------
 End of period ..................................................    $ 215,867      $  206,338
                                                                     =========      ==========
ACCUMULATED NET INVESTMENT LOSS, END OF PERIOD ..................    $    (197)     $       --
                                                                     =========      ==========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
10

                                                       THE VALUE LINE FUND, INC.

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND
   DISTRIBUTIONS TO SHAREHOLDERS

Transactions in capital stock were as follows (IN THOUSANDS EXCEPT PER SHARE AMOUNTS):

                                          SIX MONTHS          YEAR
                                            ENDED            ENDED
                                        JUNE 30, 2003     DECEMBER 31,
                                         (UNAUDITED)          2002
                                       ---------------   -------------
Shares sold ........................        2,235             4,997
Shares issued to
   shareholders in
   reinvestment of
   dividends and
   distributions ...................           --               138
                                            -----             -----
                                            2,235             5,135
Shares repurchased .................        2,768             6,434
                                            -----             -----
Net decrease .......................         (533)           (1,299)
                                            =====            ======
Distributions per share
   from net realized gains .........       $   --            $.1335
                                           ======            ======

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:
                                     SIX MONTHS
                                       ENDED
                                   JUNE 30, 2003
                                    (UNAUDITED)
                                  ---------------
                                   (IN THOUSANDS)
PURCHASES:
Investment Securities .........       $65,424
                                      =======
SALES:
Investment Securities .........       $48,473
                                      =======

4. INCOME TAXES:

At June 30, 2003, information on the tax components of capital is as follows:

                                               (IN THOUSANDS)
                                              ---------------
Cost of investments for tax purposes .........   $167,190
                                                 ========
Gross tax unrealized appreciation ............   $ 49,518
Gross tax unrealized depreciation ............     (2,215)
                                                 --------
Net tax unrealized appreciation
   on investments ............................   $ 47,303
                                                 ========
Capital loss carryforward
   Expires December 31, 2010 .................   $  3,006
                                                 ========

During the year ended December 31, 2002, as permitted under federal income tax regulations, the Fund elected to defer $1,398,000 of post-October net capital losses to the current taxable year. To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES
   AND TRANSACTIONS WITH AFFILIATES

An advisory fee of $686,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2003. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2003
--------------------------------------------------------------------------------

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2003, fees amounting to $254,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. During the six month period ended June 30, 2003, the Fund paid brokerage commissions totaling $74,820 to the Distributor, which clears its transactions through unaffiliated brokers.

For the six months ended June 30, 2003, the Fund's expenses were reduced by $495 under a custody credit arrangement with the Custodian.

The Value Line, Inc. Profit Sharing and Savings Plan owned 359,363 shares of the Fund's capital stock, representing 2.5% of the outstanding shares on June 30, 2003.

--------------------------------------------------------------------------------
12

                                                       THE VALUE LINE FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                SIX MONTHS
                                   ENDED                                     YEARS ENDED DECEMBER 31,
                               JUNE 30, 2003       -----------------------------------------------------------------------------
                                (UNAUDITED)           2002            2001             2000             1999              1998
                               =================================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD ....................  $   13.67         $   18.49        $   21.37        $   26.25        $   22.65        $   19.29
                                 ---------         ---------        ---------        ---------        ---------        ---------
 INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment (loss)
    income ....................       (.01)             (.05)            (.04)            (.07)            (.02)             .03
  Net gains or losses on
    securities (both realized
    and unrealized) ...........       1.17             (4.64)           (2.70)           (3.95)            5.98             3.85
                                 ---------         ---------        ---------        ---------        ---------        ---------
  Total from investment
    operations ................       1.16             (4.69)           (2.74)           (4.02)            5.96             3.88
                                 ---------         ---------        ---------        ---------        ---------        ---------
 LESS DISTRIBUTIONS:
  Dividends from net
    investment income .........         --                --               --               --               --             (.03)
  Distributions from net
    realized gains ............         --              (.13)            (.14)            (.86)           (2.36)            (.49)
                                 ---------         ---------        ---------        ---------        ---------        ---------
  Total distributions .........         --              (.13)            (.14)            (.86)           (2.36)            (.52)
                                 ---------         ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD   $   14.83         $   13.67        $   18.49        $   21.37        $   26.25        $   22.65
                                 =========         =========        =========        =========        =========        =========
TOTAL RETURN ..................       8.49%+          -25.35%          -12.82%          -15.35%           26.74%           20.25%
                                 =========         =========        =========        =========        =========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ...............  $ 215,867         $ 206,338        $ 303,034        $ 386,406        $ 495,465        $ 418,439
Ratio of expenses to average
 net assets ...................       1.12%*(1)         1.11%(1)         1.04%(1)          .89%(1)          .76%(1)          .77%
Ratio of net investment (loss)
 income to average net assets .      (0.19)%*          (0.31)%           (.18)%           (.27)%           (.09)%            .16%
Portfolio turnover rate .......         27%+              33%              45%              17%              36%              98%

(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.03% FOR THE YEAR ENDED DECEMBER 31, 2001 AND UNCHANGED FOR THE YEARS ENDED DECEMBER 31, 2002, 2000, 1999, AND UNCHANGED FOR THE SIX MONTHS ENDED JUNE 30, 2003.

+   NOT ANNUALIZED.

*   ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

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

                                                       THE VALUE LINE FUND, INC.

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                                                                              15

THE VALUE LINE FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
16